Stock Based Compensation (Schedule of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Dividend yield	3.89%	3.93%	3.77%
Expected life	10 years	10 years	10 years
Expected volatility	29.11%	24.84%	24.35%
Risk-free interest rate	2.41%	2.44%	2.28%
Weighted average fair value of options granted	$ 6.83	$ 5.79	$ 4.89